Fair Value (Details) - Schedule of assets measured at fair value on a recurring basis - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Assets:
Securities owned, at fair value	$ 2,013,675	$ 1,288,747
Total assets at fair value	2,013,675	1,288,747
Carrying Value [Member]
Assets:
Securities owned, at fair value	2,013,675	1,288,747
Total assets at fair value	2,013,675	1,288,747
Level 1 [Member]
Assets:
Securities owned, at fair value	2,013,675	1,288,747
Total assets at fair value	2,013,675	1,288,747
Level 2 [Member]
Assets:
Securities owned, at fair value
Total assets at fair value
Level 3 [Member]
Assets:
Securities owned, at fair value
Total assets at fair value